Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2021
Provisions for liabilities and other charges
Schedule of Movements in provisions for liabilities and other charges

		Marketplace
		and consignment	Provision for
In thousands of USD	Tax risks	goods	other expenses	Total
Balance as of January 1, 2020	28,979	616	983	30,578
Additions	5,406	573	1,039	7,018
Reversals	(191)	(237)	(215)	(643)
Use of provision	—	—	(149)	(149)
Reclassification	—	—	—	—
Effect of translation	2,633	25	(16)	2,642
Balance as of December 31, 2020	36,827	977	1,642	39,446
Additions	3,010	313	730	4,053
Reversals	(3,278)	(483)	(141)	(3,902)
Use of provision	(319)	—	(75)	(394)
Reclassification	—	53	(53)	—
Effect of translation	(2,019)	(43)	(56)	(2,118)
Balance as of December 31, 2021	34,221	817	2,047	37,085
Current	34,221	817	1,371	36,409
Non-current	—	—	676	676